Net other income (expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating income (expense) [Abstract]
Asset impairment charges, net of reversals	$ (45)	$ (45)	$ (17)
Gain (loss) on sale or disposal of businesses and non-current assets	(11)	(4)	3
Net foreign currency exchange gains (losses)	(2)	(10)	12
Related party management fee (refer to note 21)	(31)	(40)	(59)
Unrealized gain (loss) on derivatives (refer to note 20)	0	18	114
Other	11	9	0
Net other income (expenses)	$ (78)	$ (72)	$ 53